Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (507,825)	$ (659,042)
Net loss from discontinued operations, net of tax		(127,478)
Net loss from continuing operations	(507,825)	(531,564)
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Depreciation and amortization	8,283	17,030
Changes in operating assets and liabilities:
Prepaid expense and other current assets	2,498	164,310
Accounts payable	(3,376)	3,727
Accrued expenses and other payables	152,233	50,777
Advanced from customers		18,549
Net cash used in operating activities from continuing operations	(348,187)	(277,171)
Net cash used in operating activities from discontinued operations		(66,907)
Net cash used in operating activities	(348,187)	(344,078)
Cash flows from investing activities
Purchase of property and equipment		(795)
Net cash used in investing activities from continuing operations		(795)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities		(795)
Cash flows from financing activities
Proceeds from related parties	152,454
Repayments to related parties	(9,707)
Net cash provided by financing activities from continuing operations	142,747
Net cash used in financing activities from discontinued operations		(65,295)
Net cash provided by (used in) financing activities	142,747	(65,295)
Effect of exchange rate changes on cash and cash equivalents	1,845	(68,039)
Net change in cash and cash equivalents	(203,595)	(478,207)
Cash and cash equivalents, beginning of the year	664,605	2,076,569
Cash and cash equivalents, end of the year	461,010	1,598,362
Less cash and cash equivalents of discontinued operations–end of period		464,250
Cash and cash equivalents of continuing operations–end of period	461,010	1,134,112
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Expense paid by related party	$ 3,092